Initial Public Offering (Details) - Rosecliff Acquisition Corp I [Member]	12 Months Ended
Dec. 31, 2022 shares
Initial Public Offering (Details) [Line Items]
Price per share	10
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of units sold	25,300,000
Overallotment option	3,300,000
Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Price per share	11.5